Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions				3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 31, 2023 CAD ($) shares	Jan. 25, 2023 CAD ($) shares	Dec. 16, 2022 CAD ($) shares	Jul. 31, 2023 shares $ / shares	Jan. 31, 2023 CAD ($) shares	Jul. 31, 2022 CAD ($) shares	Jul. 31, 2023 CAD ($) shares $ / shares	Jul. 31, 2022 CAD ($) shares	Oct. 31, 2022 shares	Dec. 01, 2022 CAD ($) shares
Disclosure of classes of share capital [line items]
Common stock conversion price | $ / shares				$ 5			$ 5
Proceeds from issue of preference shares | $						$ 498	$ 648	$ 1,247
Radicle [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable										1,162,711
Equity interests of acquirer | $										$ 153
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Number of shares				716,672,738			716,672,738		677,106,878
Stock options issued, convertible shares							6,693,527		5,976,870
Number of share options exercisable in share-based payment arrangement				2,970,813			2,970,813		2,648,426
Ordinary Shares [member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		6,323,777	8,431,700
Issue of equity | $		$ 750	$ 1,000
Ordinary Shares [member] | Public And Private Offering [member]
Disclosure of classes of share capital [line items]
Number of shares issued		28,331,227
Issue of equity | $		$ 3,360
Ordinary Shares [member] | Public offerings [member]
Disclosure of classes of share capital [line items]
Number of shares issued			13,575,750
Issue of equity | $			$ 1,610
Ordinary Shares [member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares				100,379		155,300	588,018	710,897
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Number of shares				650,000			650,000
Number of shares issued	650,000				650,000
Proceeds from issue of preference shares | $	$ 650				$ 650
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares				183,408			183,408		174,689
Shareholder Dividend Reinvestment And Share Purchase Plan [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares				3,561,234		2,675,927	9,492,623	4,792,102